                       SUPPLEMENT DATED JANUARY 1, 2002
PACIFIC SELECT FUND    TO THE PROSPECTUS DATED MAY 1, 2001

                       This supplement changes the fund's prospectus effective January 1, 2002. It gives you information about certain investment options available under your variable annuity contract or variable life insurance policy. This supplement tells you about 2 new Pacific Select Fund portfolios. It also provides information about changes to two other portfolios. All of these portfolios are listed below. Remember to review the fund prospectus for other important information.


                       PORTFOLIOS AND PORTFOLIO MANAGERS
This supplement
must be preceded or    Equity Income Portfolio        Putnam
accompanied by the
Pacific Select Fund    Research Portfolio             Putnam
prospectus dated
May 1, 2001.           Equity Portfolio               Putnam

                       Aggressive Equity Portfolio    Putnam

                       --------------------------------------------------------
The Fund consists      About the portfolios is amended by adding pages 6
of 33 portfolios       through 9 of this supplement describing the 2 new
                       portfolios and replaces pages 12, 13, 22 and 23 of the prospectus describing the Aggressive Equity and Equity
                       Portfolios. References to the fund's 31 portfolios throughout the prospectus are changed to refer to 33 portfolios.


                       --------------------------------------------------------
Portfolio name         The Equity Income Portfolio managed by J.P. Morgan
change                 Investment Management Inc. has changed its name to the
                       Large-Cap Core Portfolio. All references to the Equity
                       Income Portfolio throughout the current Prospectus are now references to the Large-Cap Core Portfolio. All references to the Equity Income Portfolio in this supplement are references to the new portfolio managed by Putnam Investment Management, LLC.


                       --------------------------------------------------------
Index name change      All references to the Lehman Brothers Inflation Linked
                       Treasury Index throughout the current prospectus are now references to the Lehman Global Real: U.S. TIPS.
                       All references to the Merrill Lynch 90-day T-Bill Index throughout the current prospectus are now references to the Merrill Lynch 3-Month U.S. T-Bill Index.


                       --------------------------------------------------------
The following          Robert G. Collins is no longer a manager on the I-Net
portfolios have        Tollkeeper Portfolio.
changes to
portfolio managers

                       --------------------------------------------------------
                       The following information is added under Who manages the portfolio for the Financial Services Portfolio:


                       Joseph W. Skormicka, CFA, is a portfolio manager of INVESCO. He joined INVESCO in 2001. Prior to that, Mr. Skormicka was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. Mr. Skormicka has a BA from Michigan State University and an MBA from the University of Michigan.

                       --------------------------------------------------------
Your guide to this     The last sentence of the paragraph Performance of
prospectus             comparable accounts is changed to read: For portfolios
                       with less than 1 year of performance history as of May
                       1, 2001, Performance of comparable accounts, if available, may be found following each portfolio's description in About the portfolios. For the Emerging
                       Markets, Diversified Research, International Large-Cap,
                       International Value, Inflation Managed, Equity and
                       Aggressive Equity Portfolios, Performance of comparable accounts may be found following the section Managing the Pacific Select Fund.


                       --------------------------------------------------------
An overview of         This section is amended by adding information regarding
Pacific Select Fund    the 2 new portfolios to the chart and replacing
                       information regarding the Equity and Aggressive Equity
                       Portfolios.

                   An overview of the Pacific Select Fund    4
                   -------------------------------------------
                   About the portfolios

                   Equity Income Portfolio                   6

                   Research Portfolio                        8

                   Equity Portfolio                         10

                   Aggressive Equity Portfolio              12
                   -------------------------------------------
                   Managing the Pacific Select Fund

                   About the portfolio managers             14

                   Fees and expenses paid by the fund       15
                   -------------------------------------------
                   Performance of comparable accounts       16
                   -------------------------------------------


Pacific Select Fund is only available as the underlying investment fund for variable life insurance and annuity products issued or administered by Pacific Life Insurance Company and Pacific Life & Annuity Company (PL&A). Pacific Life Insurance Company is licensed to solicit life insurance and annuity products in all states except New York. Product availability and features may vary by state. PL&A's individual life insurance policies are approved for sale in New York only. Neither company is responsible for the insurance or annuity obligations of the other.

AN OVERVIEW OF THE PACIFIC SELECT FUND

 PORTFOLIO AND MANAGER INVESTMENT GOAL
 Equity Income Portfolio            Current income. Capital growth is of
 Putnam                             secondary importance.


 Research Portfolio                 Long-term growth of capital.
 Putnam


 Equity Portfolio                   Capital appreciation. Current income
 Putnam                             is of secondary importance.


 Aggressive Equity Portfolio        Capital appreciation.
 Putnam


THE PORTFOLIO'S MAIN INVESTMENTS      THE PORTFOLIO'S MAIN RISKS

Equity securities of large U.S.       Price volatility, foreign investing, using derivatives,
companies with a focus on income-     credit and liquidity.
producing securities believed to be
undervalued by the market.


Equity securities of large U.S.       Price volatility, foreign investing, using derivatives,
companies with potential for capital  credit and liquidity.
appreciation.


Equity securities of large U.S.       Price volatility and other risks that accompany an equity
growth-oriented companies.            investment in large, growth-oriented companies.


Equity securities of small and        Price volatility and other risks that accompany an
medium-sized companies.               investment in small emerging-growth companies and medium-
                                      sized companies. Particularly sensitive to price swings
                                      during periods of economic uncertainty.

ABOUT THE PORTFOLIOS   EQUITY INCOME PORTFOLIO

                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                    [SYMBOL] ---------------------------------------------------

The portfolio's     This portfolio seeks current income. Capital growth is of
investment goal     secondary importance.

                    [SYMBOL] ---------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest primarily in common stocks of large U.S. companies,
invests in          with a focus on value stocks that offer the potential for
                    current income and may also offer the potential for capital growth. Value stocks are those that the manager believes are currently undervalued by the market.

The portfolio       To determine whether to buy or sell investments, the
may invest up to    portfolio manager will consider, among other factors, a
20% of its          company's financial strength, competitive position in its
assets in           industry, projected future earnings, cash flows and
foreign             dividends.
securities that
are principally     The portfolio will normally invest at least 65% of its
traded outside      assets in common stocks and other equity investments. The
the U.S.,           manager may invest in foreign securities (including
including those     emerging market securities), preferred stocks, convertible
of emerging         securities, and fixed income securities, including high
market              yield ("junk") bonds.
countries.
American            The manager may use derivatives (such as options, futures,
Depositary          swaps and warrants) to try to increase returns, for
Receipts (ADRs)     hedging purposes, as a substitute for securities, or to
are excluded for    otherwise help achieve the portfolio's investment goal.
purposes of this    The manager may use foreign currency contracts or
limitation.         derivatives to hedge against changes in currency exchange
                    rates.

The portfolio
may invest up to
20% of its net
assets in lower-
rated high-yield
("junk") bonds.

                    [SYMBOL] ---------------------------------------------------

Risks you should    The Equity Income Portfolio principally invests in equity
be aware of         securities, which may go up or down in value, sometimes
                    rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility.
                    The portfolio may also be affected by the following risks, among others:

                    . price volatility - the value of the portfolio changes as the prices of its investments go up or down. This portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                    . foreign investing - foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                    . emerging countries - investment in emerging market countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                       Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                    . derivatives and forward contracts - derivatives derive their value from the value of an underlying security, a group of securities, or an index. Derivatives and forward contracts could increase a portfolio's volatility or reduce returns.

                                                        EQUITY INCOME PORTFOLIO

                    [SYMBOL] ---------------------------------------------------

Risks you should    .  changes in interest rates - the value of the
be aware of            portfolio's investments may fall when interest rates
(continued)            rise. This portfolio may be sensitive to changes in
                       interest rates because it may invest in fixed income securities.

                    . credit - the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. This portfolio may be subject to more credit risk than certain other portfolios, because it may invest in high-yield or "junk" bonds. High yield bonds are given a low credit rating by Moody's (Ba and lower), or have not been rated, but are of comparable quality. High yield bonds are considered to be mostly speculative in nature.

                    . short-term trading - the portfolio may engage in short-term trading, which could result in higher trading costs and reduce performance.

                    [SYMBOL] ---------------------------------------------------

Who manages the     Bartlett R. Geer is a senior vice president of Putnam. He
portfolio           joined Putnam in 2000 and was previously associated with
                    State Street Research & Management.
[LOGO OF PUTNAM
INVESTMENTS         Jeanne L. Mockard is a senior vice president of Putnam.
APPEARS HERE]       She has been associated with Putnam since 1990.

The Equity Income
Portfolio is        James M. Prusko is a senior vice president of Putnam. He
managed by Putnam   has been associated with Putnam since 1992.
Investment
Management, LLC
(Putnam). You'll
find more about
Putnam on
page 14.

--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio      This chart does not show you the performance of the Equity
has no              Income Portfolio -- it shows the performance of a similar
historical          account managed by Putnam.
performance to
report because      -----------------------------------------------------------
it started on       Total returns for the periods ending December 31, 2000
January 2, 2002.
                                         Putnam-managed
This chart to the                        Mutual Fund,         Russell 1000
right shows the     Period               Class A (%)/1/       Value Index (%)/2/
historical          ------------------------------------------------------------
performance of      1/1/01-9/30/01 (not
Class A shares of    annualized)         (6.99)               (12.07)
a Putnam-managed    2000                 13.15                  7.01
mutual fund that    1999                  1.07                  7.35
has investment      1998                 12.70                 15.63
objectives,         1997                 26.46                 35.18
policies and        1996                 21.32                 21.64
strategies that     1995                 34.64                 38.36
are substantially   1994                  1.27                 (1.98)
similar to those    1993                 16.54                 18.07
of the Equity       1992                  4.82                 13.58
Income Portfolio.   1991                 24.65                 24.55
                    ------------------------------------------------------------
The performance     1 year               13.15                  7.01
shows the           5 years              14.60                 16.91
historical track    10 years             15.17                 17.34
record of the       ------------------------------------------------------------
portfolio manager
and is not          /1/ This column shows performance (calculated in accordance
intended to imply       with SEC standards) of a comparable Putnam-managed fund
how the Equity          after Class A advisory fees and operating expenses have
Income Portfolio        been deducted, including custody fees and other expenses
has performed or        normally paid by mutual funds and which the Equity
will perform.           Income Portfolio will pay. The Equity Income Portfolio's
Total returns           fees and expenses are generally expected to be higher
represent past          than those reflected in the Putnam Composite which would
performance of          reduce performance. Composite results are asset weighted
Class A shares of       and calculated on a monthly basis. Quarterly and annual
the comparable          composite performance figures are computed by linking
mutual fund and         monthly returns. Performance figures for each account
not the Equity          are calculated monthly. Monthly market values include
Income Portfolio.       income accruals.

Returns do not      /2/ This column shows the performance of the Russell 1000
reflect fees and        Value Index, an index of companies with a less-than-
expenses                average growth orientation. Companies in this Index have
associated with         lower price-to-book and price-earnings ratios, higher
any variable            dividend yields and lower forecasted growth rates than
annuity contract        companies in the Russell 1000 Growth Index. Results
or variable life        include reinvested dividends.
insurance policy,
and would be
lower if they
did.

ABOUT THE PORTFOLIOS   RESEARCH PORTFOLIO

                    This portfolio is not available for:
                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies.

                    [SYMBOL] ---------------------------------------------------

The portfolio's     This portfolio seeks long-term growth of capital.
investment goal
                    [SYMBOL] ---------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in common stocks of large U.S. companies which the
invests in          portfolio manager believes have the greatest potential for capital appreciation. These are companies whose stock prices reflect a value lower than that which the manager places on the company or whose earnings the manager believes are likely to grow over time.

                    The portfolio's name reflects the team approach used to manage its assets. Portfolio assets are allocated to analysts covering various industry sectors, and each analyst makes independent investment recommendations within the portfolio's guidelines and objectives. Sector weightings are the result of the research and analysis process, and as a result certain sectors may be under- or over-weighted relative to the benchmark index.

                    To determine whether to buy or sell investments, the manager will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.

The portfolio       The manager may invest in foreign securities (including
may invest up to    emerging market securities), preferred stocks, convertible
20% of its          securities, and fixed income securities.
assets in
foreign             The manager may use derivatives (such as options, futures,
securities that     swaps and warrants) to try to increase returns, for
are principally     hedging purposes, as a substitute for securities, or to
traded outside      otherwise help achieve the portfolio's investment goal.
the U.S.,           The manager may use foreign currency contracts or
including those     derivatives to hedge against changes in currency exchange
of emerging         rates.
countries.
American
Depositary
Receipts (ADRs)
are excluded for
purposes of this
limitation.
                    [SYMBOL] ---------------------------------------------------

Risks you should    The Research Portfolio principally invests in equity
be aware of         securities, which may go up or down in value, sometimes
                    rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility.
                    The portfolio may also be affected by the following risks, among others:

                    . price volatility - the value of the portfolio changes as the prices of its investments go up or down. This portfolio may purchase stocks that trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. This portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                    . foreign investing - foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                    . emerging countries - investment in emerging market countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                       Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                                                             RESEARCH PORTFOLIO

                    [SYMBOL] ---------------------------------------------------

Risks you should    .  derivatives and forward contracts - derivatives derive
be aware of            their value from the value of an underlying security, a
(continued)            group of securities, or an index. Derivatives and
                       forward contracts could increase a portfolio's volatility or reduce returns.

                    . changes in interest rates - the value of the portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities.

                    . credit - the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt.

                    . short-term trading - the portfolio may engage in short-term trading, which could result in higher trading costs and reduce performance.

                    [SYMBOL] ---------------------------------------------------

Who manages the     Putnam Global Equity Research Team has primary
portfolio           responsibility for the day-to-day management of the
                    portfolio.
[LOGO OF PUTNAM
INVESTMENTS
APPEARS HERE]

The Research
Portfolio is
managed by
Putnam
Investment
Management, LLC
(Putnam). You'll
find more about
Putnam on
page 14.

------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
------------------------------------------------------------------------------

This portfolio      This chart does not show you the performance of the
has no              Research Portfolio -- it shows the performance of similar
historical          accounts managed by Putnam.
performance to
report because      -----------------------------------------------------------
it started on       Total returns for the periods ending December 31, 2000
January 2, 2002.
                                                Putnam Research    S&P 500
This chart to the   Period                      Composite (%)/1/   Index (%)/2/
right shows the     -----------------------------------------------------------
historical          1/1/01-9/30/01              (28.95)            (20.39)
performance of       (not annualized)
the Putnam          2000                         (2.88)             (9.11)
Research            1999                         26.57              21.04
Composite. Each     1998                         28.39              28.58
of the two mutual   1997                         31.83              33.36
fund accounts in    1996                         22.26              22.96
the composite as    1995/3/                       6.53               6.40
of 12/31/00 (and    -----------------------------------------------------------
as of 9/30/01)      1 year                       (2.88)             (9.11)
has investment      3 years                      16.43              12.20
objectives,         5 years                      20.52              18.35
policies and        Since Inception/3/           21.27              19.10
strategies that     -----------------------------------------------------------
are substantially
similar to those    /1/  This column shows performance after advisory fees and
of the Research          operating expenses charged to the accounts in the
Portfolio.               composite have been deducted, including custody fees
                         and other expenses normally paid by mutual funds and
The performance          which the Research Portfolio will pay. Composite
shows the                results are asset weighted and calculated on a monthly
historical track         basis. Quarterly and annual composite performance
record of the            figures are computed by linking monthly returns.
portfolio manager        Performance figures for each account are calculated
and is not               monthly. Monthly market values include income accruals.
intended to imply
how the Research    /2/  This column shows the performance of the S&P 500 Index,
Portfolio has            an index of the stocks of approximately 500 large-
performed or will        capitalization U.S. companies. Results include
perform. Total           reinvested dividends.
returns represent
past performance    /3/  The inception date of the composite was October 31,
of the composite         1995. Total returns and expenses are not annualized for
and not the              the first year of operations.
Research
Portfolio.

Returns do not
reflect fees and
expenses
associated with
any variable
annuity contract
or variable life
insurance policy,
and would be
lower if they
did.

ABOUT THE PORTFOLIOS  EQUITY PORTFOLIO

                    [SYMBOL] ---------------------------------------------------

The portfolio's     This portfolio's primary investment objective is capital
investment goal     appreciation. Current income is of secondary importance.

                    [SYMBOL] ---------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in large capitalization U.S. companies that have
invests in          better prospects for growth than the general U.S. economy.
                    It normally invests at least 80% of its assets in equity
The portfolio       securities of U.S. issuers, including foreign issuers that
may invest up to    are traded in the U.S.
20% of its
assets in           The portfolio management team considers, among other
foreign             factors, a company's financial strength, competitive
investments that    position in its industry, projected future earnings, cash
are principally     flows and dividends when making investment decisions.
traded outside
the U.S.            The team may use derivatives (such as options, futures,
American            swaps and warrants) to try to increase returns, for
Depositary          hedging purposes, as a substitute for securities, or to
Receipts (ADRs)     otherwise help achieve the portfolio's investment goal.
are excluded for    The team may use foreign currency contracts or derivatives
purposes of this    to hedge against changes in currency exchange rates.
limitation.

                    [SYMBOL] ---------------------------------------------------

Risks you should    The Equity Portfolio principally invests in equity
be aware of         securities, which may go up or down in value, sometimes
                    rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility.
                    The portfolio may be affected by the following risks, among others:

                    . price volatility - the value of the portfolio changes as the prices of the investments it holds go up or down. The portfolio managers look for companies they think have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are "undervalued," for example.

                    . foreign investing - foreign investments may be riskier
                      than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                    . derivatives and forward contracts - derivatives derive
                      their value from the value of an underlying security, a group of securities, or an index. Derivatives and forward contracts could increase a portfolio's volatility or reduce returns.

                    . short-term trading - the portfolio may engage in short-
                      term trading, which could result in higher trading costs and reduce performance.

                                                               EQUITY PORTFOLIO

                    [SYMBOL] ---------------------------------------------------

How the             Year by year total return (%)
portfolio has       as of December 31 each year/1/
performed

The bar chart
shows how the
portfolio's         [GRAPH OF EQUITY PORTFOLIO APPEARS HERE]
performance has
varied over the      91    92   93     94     95
past 10 years.      ----- ---- ----- ------ ------
                    29.77 6.30 16.06 (2.87) 23.80
The table below
the bar chart        96    97    98    99     00
compares the        ----- ----- ----- ----- -------
portfolio's         28.03 18.18 30.28 38.54 (25.17)
performance with
the Russell 1000    Best and worst quarterly performance during this period:
Growth Index, an    4th quarter 1999: 25.74%; 4th quarter 2000: (22.85)%
index of large
companies that      Average annual total return
have high price-    as of December 31, 2000         1 year   5 years 10 years
to-book ratios      ---------------------------------------------------------
and forecasted      Equity Portfolio/1/             (25.17)% 15.37%  14.67%
growth values.      Russell 1000 Growth Index       (22.42)% 18.14%  17.33%
It also compares    Standard & Poor's 500 Composite
performance with     Stock Price Index               (9.11)% 18.35%  17.46%
the Standard &
Poor's 500          /1/ Putnam Investment Management, LLC began managing the
Composite Stock         portfolio on December 1, 2001, and investment
Price Index, an         strategies changed at that time. Other firms managed
index of the            the portfolio before that date. Performance of the
stocks of               Equity Portfolio before 1995 is based on the
approximately           performance of the portfolio of the Pacific Corinthian
500 large-              Variable Fund, which the Pacific Select Fund acquired
capitalization          on December 31, 1994.
U.S. companies.

Returns do not
reflect fees and
expenses
associated with
any variable
annuity contract
or variable life
insurance
policy, and
would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is
important- but
it's no
guarantee of how
it will perform
in the future.

For information
on how Putnam
has managed
substantially
similar
accounts, see
page 16.

                    [SYMBOL] ---------------------------------------------------

Who manages the     Paul C. Warren is a managing director of Putnam. He joined
portfolio           Putnam in 1997 and was previously associated with IDS Fund
                    Management.
[LOGO OF PUTNAM
INVESTMENTS         Paul E. Marrkand is a senior vice president of Putnam. He
APPEARS HERE]       has been associated with Putnam since 1987.

The Equity          Michael P. Stack is a senior vice president of Putnam. He
Portfolio is        joined Putnam in 1997 and was previously associated with
managed by a        Independence Investment Associates Inc.
team of
portfolio           Kevin M. Divney is a senior vice president of Putnam. He
managers at         joined Putnam in 1997 and was previously associated with
Putnam              Franklin Portfolio Associates LLC.
Investment
Management, LLC     James C. Wiess is a senior vice president of Putnam. He
(Putnam). You'll    joined Putnam in 2000 and was previously associated with
find more about     J.P. Morgan Company.
Putnam on
page 14.

ABOUT THE PORTFOLIOS   AGGRESSIVE EQUITY PORTFOLIO


                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts.

                    [SYMBOL] ---------------------------------------------------

The portfolio's     This portfolio seeks capital appreciation. No
investment goal     consideration is given to income.

                    [SYMBOL] ---------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in small and medium-sized companies, but it may
invests in          also invest in larger, more well-established companies. It tends to emphasize companies that have a total market
A company's         capitalization of up to $10 billion at time of purchase.
"capitalization"    The portfolio focuses primarily on U.S. companies, but may
is a measure of     invest in companies located outside of the U.S.
its size.
Capitalization      Investments principally include common stocks, as well as
is calculated by    preferred stocks, fixed income securities - some of which
multiplying the     can be converted to equity securities, and warrants.
current share
price by the        The portfolio management team considers, among other
number of shares    factors, a company's valuation, financial strength,
held by             competitive position in its industry, projected future
investors.          earnings, cash flows and dividends when making investment
                    decisions.
Price to
earnings ratio      The team may use derivatives (such as options, futures,
(P/E) is one way    swaps and warrants) to try to increase returns, for
of measuring the    hedging purposes, as a substitute for securities, or to
value of a          otherwise help achieve the portfolio's investment goal.
company. It's       The team may use foreign currency contracts or derivatives to hedge against changes in currency exchange rates.
simply the price
of a stock
divided by its
estimated or
actual earnings
per share. A
high P/E ratio
could indicate a
high level of
investor
confidence in
the company.
                    [SYMBOL] ---------------------------------------------------

Risks you should    The Aggressive Equity Portfolio principally invests in
be aware of         equity securities, which may go up or down in value,
                    sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

Companies that      . price volatility - the value of the portfolio changes as
are in their          the prices of its investments go up or down. This
developmental         portfolio invests in companies that the team thinks have
stages may have       the potential for above average growth, which may give
a greater degree      the portfolio a higher risk of price volatility than a
of price              portfolio that invests principally in equities that are
volatility than       "undervalued."
more established
companies             Small and medium-sized companies may be more susceptible
because there's       to greater price swings than large companies because they
less evidence         may have fewer financial resources, limited product and
that their            market diversification and many are dependent on a few
research and          key managers. Small companies and companies in cyclical
development           industries may be particularly susceptible to rapid price
efforts will          swings during periods of economic uncertainty.
result in future
growth.

The portfolio       . foreign investing - foreign investments may be riskier
may invest up to      than U.S. investments for many reasons, including
20% of its            changes in currency exchange rates, unstable political
assets in             and economic conditions, a lack of adequate and timely
foreign               company information, differences in the way securities
investments that      markets operate, relatively lower market liquidity, less
are principally       stringent financial reporting and accounting standards
traded outside        and controls, less secure foreign banks or securities
the U.S.              depositories than those in the U.S., and foreign
American              controls on investment.
Depositary
Receipts (ADRs)     . derivatives and forward contracts - derivatives derive
are excluded for      their value from the value of an underlying security, a
purposes of this      group of securities, or an index. Derivatives and forward
limitation.           contracts could increase a portfolio's volatility or
                      reduce returns.

                    . changes in interest rates - the value of the portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities.

                                                    AGGRESSIVE EQUITY PORTFOLIO


                    [SYMBOL] ---------------------------------------------------

Risks you should    .  credit - the portfolio could lose money if the issuer
be aware of            of a fixed income security is unable to meet its
(continued)            financial obligations or goes bankrupt.

                    . short-term trading - the portfolio may engage in short-term trading, which could result in higher trading costs and reduce performance.

                    [SYMBOL] ---------------------------------------------------

How the             Year by year total return (%)
portfolio has       as of December 31 each year/1/,/2/
performed

The bar chart
shows how the
portfolio's
performance has
varied since its    [GRAPH OF AGGRESSIVE EQUITY PORTFOLIO APPEARS HERE]
inception.

                     96    97     98     99      00
The table below     ----  ----  -----  -----  -------
the bar chart       7.86  3.78  13.22  27.35  (21.06)
compares the
portfolio's         Best and worst quarterly performance during this period:
performance with    4th quarter 1999: 24.91%; 4th quarter 2000: (16.56)%
the Russell 2500
Index, an index     Average annual total return                Since inception
of the stocks of    as of December 31, 2000     1 year 3 years (April 1, 1996)
approximately       -----------------------------------------------------------
2,500 mid-          Aggressive Equity
capitalization       Portfolio/2/             (21.06)% 4.41%    5.23%
U.S. companies      Russell 2500 Index           4.27% 9.12%   13.40%
and the Russell     Russell 2500 Growth Index (16.10)% 10.38%  11.26%
2500 Growth
Index, an index     /1/ Total return for 1996 is for the period from April 1,
of the stocks of        1996 (commencement of operations) to December 31,
approximately           1996.
1,600 small to      /2/ Putnam Investment Management, LLC began managing the
mid-                    portfolio on December 1, 2001 and investment
capitalization          strategies changed at that time. Other firms managed
U.S. companies          the portfolio before that date.
displaying
faster than
average growth.

Returns do not
reflect fees and
expenses
associated with
any variable
annuity contract
or variable life
insurance
policy, and
would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is
important- but
it's no
guarantee of how
it will perform
in the future.

For information
on how Putnam
has managed
substantially
similar
accounts, see
page 17.

                    [SYMBOL] ---------------------------------------------------

Who manages the     Joseph P. Joseph is a managing director of Putnam. He has
portfolio           been associated with Putnam since 1994.

[LOGO OF PUTNAM     Sandeep Mehta is a senior vice president of Putnam. He has
INVESTMENTS         been associated with Putnam since 1996.
APPEARS HERE]
                    Gerald I. Moore is a senior vice president of Putnam. He
The Aggressive      joined Putnam in 1997 and was previously associated with
Equity Portfolio    Boston Company Asset Management.
is managed by a
team of
portfolio
managers at
Putnam
Investment
Management, LLC
(Putnam). You'll
find more about
Putnam on
page 14.

MANAGING THE PACIFIC SELECT FUND


                    -----------------------------------------------------------
Managing the        Managing the Pacific Select Fund is amended by adding the
Pacific Select      following information:
Fund
                    -----------------------------------------------------------
                    Putnam Investment Management, LLC (Putnam) is one of the
                    oldest and largest money management firms in the U.S.
[LOGO OF PUTNAM     Putnam is an indirect subsidiary of Marsh & McLennan
INVESTMENTS         Companies, Inc. a publicly-owned holding company whose
APPEARS HERE]       principal businesses are international insurance and
                    reinsurance brokerage, employee benefit consulting and
Putnam Investment   investment management. As of September 30, 2001, Putnam
Management, LLC     and its affiliates managed $286 billion in assets.
One Post Office
Square              Putnam manages the Equity Income, Research, Equity and
Boston, MA 02109    Aggressive Equity Portfolios.

                    -----------------------------------------------------------
Information         Effective December 1, 2001, Putnam became the portfolio
concerning          manager of the Equity and Aggressive Equity Portfolios.
portfolio
manager change      At a meeting held on October 8, 2001, Pacific Select
                    Fund's board of trustees, including a majority of independent trustees, approved Putnam Investment
                    Management, LLC to serve as the new portfolio manager of the Equity and Aggressive Equity Portfolios effective
                    December 1, 2001 and approved a new portfolio management agreement with Putnam. In reaching this determination, the board considered, among other things, (1) the experience of the personnel in Putnam in managing other accounts with similar investment objectives and policies as those of the Equity and Aggressive Equity Portfolios, (2) the recommendations of the adviser, (3) that the best interests of the portfolios' shareholders would be served and (4) that the adviser's efforts to provide high quality investment management services would be enhanced if Putnam were engaged.

                    The board also considered the fact that the portfolio management fee schedule to be paid to Putnam under the new portfolio management agreement did not increase from the fee schedules paid to the current managers. In this regard, the board considered, among other factors, the adviser's expenses associated with the operation of the fund and the portfolios, and the services provided by the adviser in connection with the variable contracts. There are no material differences in the terms under the old and new portfolio management agreements. There is no change to the advisory fee paid by the portfolio to the adviser (Pacific Life).

                    -----------------------------------------------------------
Information         Janus' Chief Executive Officer (CEO) sold his remaining
concerning Janus    600,000 shares in Janus to Janus' parent company, Stilwell
                    Financial, Inc. (the Transaction) in November, 2001. Under the terms of the Transaction, Janus' current CEO will not have the right to select a majority of the Janus Board of Directors (Management Rights) after a certain date, currently estimated to be on or about March 28, 2002. For that reason, the Transaction could be considered a change of control of Janus.

                    Under the 1940 Act, a change of control triggers an "assignment" of the current advisory agreement. Generally, an assignment requires a shareholder vote of a new advisory agreement. However, under an exemptive order from the SEC, Pacific Life and Pacific Select Fund can hire, terminate and replace the portfolio managers (except, as a general matter, portfolio managers affiliated with Pacific
                    Life) without shareholder approval.

                    Accordingly, at a meeting held on October 8, 2001, Pacific Select Fund's board of trustees, including a majority of independent trustees, approved a new portfolio management agreement for Janus effective when the Management Rights terminate. In approving the new portfolio management agreement, the board considered among other things: (1) the new portfolio management agreement is the same in all material respects as the current agreement, (2) there were no changes in the advisory or portfolio management fee schedules, (3) no change is expected in Janus' operations or its day-to-day management as a result of the Transaction, and (4) the recommendation of the adviser (Pacific Life).

MANAGING THE PACIFIC SELECT FUND


                    -----------------------------------------------------------
Fees and            The table below shows the advisory fee and fund expenses
expenses paid by    as an annual percentage of each portfolio's average daily
the fund            net assets, based on the year 2000 unless otherwise noted.
                    To help limit fund expenses, effective July 1, 2000
The fund pays       Pacific Life contractually agreed to waive all or part of
Pacific Life an     its investment advisory fees or otherwise reimburse each
advisory fee for    portfolio for operating expenses (including organizational
the services it     expenses, but not including advisory fees, additional
provides as         costs associated with foreign investing and extraordinary
investment          expenses) that exceed an annual rate of 0.10% of its
adviser. It also    average daily net assets. Such waiver or reimbursement is
pays for all of     subject to repayment to Pacific Life to the extent such
the costs of its    expenses fall below the 0.10% expense cap. Any amounts
operations, as      repaid to Pacific Life will have the effect of increasing
well as for         such expenses of the portfolio, but not above the 0.10%
other services      expense cap. For each portfolio, Pacific Life's right to
Pacific Life        repayment of amounts waived and/or reimbursed is limited
provides through    to amounts that do not cause such expenses to exceed the
a support           new 0.10% expense cap. There is no guarantee that Pacific
services            Life will continue to cap expenses after December 31,
agreement.          2002. In 2000, Pacific Life reimbursed approximately
                    $13,202 to the I-Net Tollkeeper Portfolio, $36,311 to the
Pacific Life        Strategic Value Portfolio, $34,134 to the Focused 30
uses part of the    Portfolio and $27,505 to the Small-Cap Index Portfolio.
advisory fee to
pay for the
services of the
portfolio
managers.

                 -------------------------------------------------------------------------------------
                                                                               Less
                                           Advisory Other    12b-1    Total    adviser's     Total net
                 Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                 -------------------------------------------------------------------------------------
                                                   As an annual % of average daily net assets
                 Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                 Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                 Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                 Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                 Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                 International Large-Cap   1.05     0.12     --       1.17      --           1.17
                 I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                 Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                 Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                 Technology/1/             1.10     0.08     --       1.18      --           1.18
                 Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                 Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                 Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                  (formerly Equity
                  Income)
                 Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                 Growth LT                 0.75     0.04     --       0.79      --           0.79
                 Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                 Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                 International Value       0.85     0.11     --       0.96      --           0.96
                 Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                 Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                 Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                 Equity Index              0.25     0.04     --       0.29      --           0.29
                 Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                 REIT                      1.10     0.04     --       1.14      --           1.14
                 Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                 Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                 Money Market              0.34     0.04     --       0.38      --           0.38
                 High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                 Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                 Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                 Equity                    0.65     0.04     --       0.69      --           0.69
                 Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                 Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                 -------------------------------------------------------------------------------------

                    /1/ Expenses are estimated. There were no actual advisory
                        fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                    /2/ Total adjusted net expenses for these portfolios,
                        after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.50% for I-Net Tollkeeper Portfolio (adjusted for the reduced advisory fee rate/3/), 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio and 0.90% for Large-Cap Value Portfolio.
                    /3/ Effective January 1, 2002, advisory fee is reduced
                        from the annual rate of 1.50% of average daily net assets to 1.40%.
                    + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

PERFORMANCE OF COMPARABLE ACCOUNTS

--------------------------------------------------------------------------------
PUTNAM INVESTMENT MANAGEMENT, LLC
--------------------------------------------------------------------------------

This chart to the   This chart does not show you the performance of the Equity
right shows the     Portfolio -- it shows the performance of similar accounts
historical          managed by Putnam.
performance of
the Putnam Equity   ------------------------------------------------------------
Composite. Each     Total returns for the periods ending December 31, 2000
of the two mutual
fund accounts in                           Putnam Equity     Russell 1000
the composite as    Period                 Composite (%)/1/  Growth Index (%)/2/
of 12/31/00 (and    ------------------------------------------------------------
as of 9/30/01)      1/1/01-9/30/01 (not
has investment       annualized)           (30.35)           (30.89)
objectives,         2000                   (17.38)           (22.42)
policies and        1999                    55.28             33.16
strategies that     1998                    23.17             38.71
are substantially   1997                    25.20             30.49
similar to those    1996                    12.07             23.12
of the Equity       1995                    39.34             37.18
Portfolio.          1994                    (0.05)             2.62
                    1993                    17.96              2.87
The performance     ------------------------------------------------------------
shows the           1 year                 (17.38)           (22.42)
historical track    3 years                 16.47             12.73
record of the       5 years                 17.26             18.14
portfolio manager   Since Inception/3/      17.54             16.24
and is not          ------------------------------------------------------------
intended to imply
how the Equity      /1/ This column shows performance after advisory fees and
Portfolio has           operating expenses charged to the accounts in the
performed or will       composite have been deducted, including custody fees and
perform. Total          other expenses normally paid by mutual funds and which
returns represent       the Equity Portfolio will pay. The Equity Portfolio's
past performance        fees and expenses are generally expected to be higher
of the composite        than those reflected in the Putnam Composite which would
and not the             reduce performance. Composite results are asset weighted
Equity Portfolio.       and calculated on a monthly basis. Quarterly and annual
                        composite performance figures are computed by linking
Returns do not          monthly returns. Performance figures for each account
reflect fees and        are calculated monthly. Monthly market values include
expenses                income accruals.
associated with
any variable        /2/ This column shows the performance of the Russell 1000
annuity contract        Growth Index, an index of companies with a greater-than
or variable life        average growth orientation. Companies in this Index have
insurance policy,       higher price-to-book and price-earnings ratios, lower
and would be            dividend yields and higher forecasted growth rates than
lower if they           companies in the Russell 1000 Value Index. Results
did.                    include reinvested dividends.

                    /3/ The inception date of the composite was January 1, 1993.
                        However, the performance of each of the component mutual funds in the composite was 50.31 and 46.09 for 1991 and
                        9.72 and 10.36 for 1992.

PERFORMANCE OF COMPARABLE ACCOUNTS

--------------------------------------------------------------------------------
PUTNAM INVESTMENT MANAGEMENT, LLC
--------------------------------------------------------------------------------

This chart to the   This chart does not show you the performance of the
right shows the     Aggressive Equity Portfolio -- it shows the performance of a
historical          similar account managed by Putnam.
performance of
Class A shares of   ------------------------------------------------------------
a Putnam-managed    Total returns for the periods ending December 31, 2000
mutual fund that
has investment                                      Putnam-managed
objectives,                                         Mutual Fund,   Russell 2500
policies and        Period                          Class A (%)/1/ Index (%)/2/
strategies that     ------------------------------------------------------------
are substantially   1/1/01-9/30/01 (not annualized) (21.97)        (15.68)
similar to those    2000                             21.93           4.27
of the Aggressive   1999                             27.04          24.14
Equity Portfolio.   1998/3/                          (4.38)         (4.88)
                    ------------------------------------------------------------
The performance     1 year                           21.93           4.27
shows the           Since Inception/3/               16.39           8.37
historical track    ------------------------------------------------------------
record of the
portfolio manager   /1/ This column shows performance (calculated in accordance
and is not              with SEC standards) of a comparable Putnam-managed fund
intended to imply       after Class A advisory fees and operating expenses have
how the                 been deducted, including custody fees and other expenses
Aggressive Equity       normally paid by mutual funds and which the Aggressive
Portfolio has           Equity Portfolio will pay. The Aggressive Equity
performed or will       Portfolio's fees and expenses are generally expected to
perform. Total          be higher than those reflected in the Putnam Composite
returns represent       which would reduce performance. Composite results are
past performance        asset weighted and calculated on a monthly basis.
of Class A shares       Quarterly and annual composite performance figures are
of the comparable       computed by linking monthly returns. Performance 17
mutual fund and         figures for each account are calculated monthly. Monthly
not the                 market values include income accruals.
Aggressive Equity
Portfolio.          /2/ This column shows the performance of the Russell 2500
                        Index, an index of 2,500 of the smallest companies in
Returns do not          the Russell 3000 Index. Results include reinvested
reflect fees and        dividends.
expenses
associated with     /3/ The inception date of the composite was June 1, 1998.
any variable            Total returns and expenses are not annualized for the
annuity contract        first year of operations.
or variable life
insurance policy,
and would be
lower if they
did.

                       SUPPLEMENT DATED JANUARY 1, 2002
PACIFIC SELECT FUND    TO THE PROSPECTUS DATED MAY 1, 2001

                       This supplement changes the fund's prospectus effective January 1, 2002. It gives you information about certain investment options available under your variable annuity contract. This supplement tells you about 2 new Pacific Select Fund portfolios. It also provides information about changes to one other portfolio. All of these portfolios are listed below. Remember to review the fund prospectus for other important information.


                       PORTFOLIOS AND PORTFOLIO MANAGERS
This supplement
must be preceded or    Equity Income Portfolio        Putnam
accompanied by the
Pacific Select Fund    Research Portfolio             Putnam
prospectus dated
May 1, 2001.           Aggressive Equity Portfolio    Putnam

                       --------------------------------------------------------
The Fund consists      About the portfolios is amended by adding pages 6
of 29 portfolios       through 9 of this supplement describing the 2 new
                       portfolios and replaces pages 12 and 13 of the prospectus describing the Aggressive Equity Portfolio.
                       References to the fund's 27 portfolios throughout the prospectus are changed to refer to 29 portfolios.


                       --------------------------------------------------------
Portfolio name         The Equity Income Portfolio managed by J.P. Morgan
change                 Investment Management Inc. has changed its name to the
                       Large-Cap Core Portfolio. All references to the Equity
                       Income Portfolio throughout the current Prospectus are now references to the Large-Cap Core Portfolio. All references to the Equity Income Portfolio in this supplement are references to the new portfolio managed by Putnam Investment Management, LLC.


                       --------------------------------------------------------
Index name change      All references to the Lehman Brothers Inflation Linked
                       Treasury Index throughout the current prospectus are now references to the Lehman Global Real: U.S. TIPS.
                       All references to the Merrill Lynch 90-day T-Bill Index throughout the current prospectus are now references to the Merrill Lynch 3-Month U.S. T-Bill Index.


                       --------------------------------------------------------
The following          Robert G. Collins is no longer a manager on the I-Net
portfolios have        Tollkeeper Portfolio.
changes to
portfolio managers

                       --------------------------------------------------------
                       The following information is added under Who manages the portfolio for the Financial Services Portfolio:


                       Joseph W. Skormicka, CFA, is a portfolio manager of INVESCO. He joined INVESCO in 2001. Prior to that, Mr. Skormicka was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. Mr. Skormicka has a BA from Michigan State University and an MBA from the University of Michigan.

                       --------------------------------------------------------
Your guide to this     The last sentence of the paragraph Performance of
prospectus             comparable accounts is changed to read: For portfolios
                       with less than 1 year of performance history as of May
                       1, 2001, Performance of comparable accounts, if available, may be found following each portfolio's description in About the portfolios. For the Emerging
                       Markets, Diversified Research, International Value,
                       Inflation Managed and Aggressive Equity Portfolios,
                       Performance of comparable accounts may be found following the section Managing the Pacific Select Fund.


                       --------------------------------------------------------
An overview of         This section is amended by adding information regarding
Pacific Select Fund    the 2 new portfolios to the chart and replacing
                       information regarding the Aggressive Equity Portfolio.

                   An overview of the Pacific Select Fund    4
                   -------------------------------------------
                   About the portfolios

                   Equity Income Portfolio                   6

                   Research Portfolio                        8

                   Aggressive Equity Portfolio              10
                   -------------------------------------------
                   Managing the Pacific Select Fund

                   About the portfolio managers             12

                   Fees and expenses paid by the fund       13
                   -------------------------------------------
                   Performance of comparable accounts       14
                   -------------------------------------------


Pacific Select Fund is only available as the underlying investment fund for variable life insurance and annuity products issued or administered by Pacific Life Insurance Company and Pacific Life & Annuity Company (PL&A). Pacific Life Insurance Company is licensed to solicit life insurance and annuity products in all states except New York. Product availability and features may vary by state. PL&A's individual life insurance policies are approved for sale in New York only. Neither company is responsible for the insurance or annuity obligations of the other.

AN OVERVIEW OF THE PACIFIC SELECT FUND

 PORTFOLIO AND MANAGER INVESTMENT GOAL
 Equity Income Portfolio            Current income. Capital growth is of
 Putnam                             secondary
                                    importance.



 Research Portfolio                 Long-term growth of capital.
 Putnam

 Aggressive Equity Portfolio        Capital appreciation.
 Putnam



     THE PORTFOLIO'S MAIN INVESTMENTS THE PORTFOLIO'S MAIN RISKS
     Equity securities of large U.S.       Price volatility, foreign investing, using derivatives,
     companies with a focus on income-     credit and liquidity.
     producing securities believed to be
     undervalued by the market.


     Equity securities of large U.S.       Price volatility, foreign investing, using derivatives,
     companies with potential for capital  credit and liquidity.
     appreciation.



     Equity securities of small and        Price volatility and other risks that accompany an
     medium-sized companies.               investment in small emerging-growth companies and medium-
                                           sized companies. Particularly sensitive to price swings
                                           during periods of economic uncertainty.


ABOUT THE PORTFOLIOS   EQUITY INCOME PORTFOLIO

                       This portfolio is not available for:
                       . Pacific Corinthian variable annuity contracts
                       . Pacific Select variable life insurance policies.

                    [SYMBOL] --------------------------------------------------

The portfolio's     This portfolio seeks current income. Capital growth is of
investment goal     secondary importance.

                    [SYMBOL] --------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest primarily in common stocks of large U.S. companies,
invests in          with a focus on value stocks that offer the potential for
                    current income and may also offer the potential for capital growth. Value stocks are those that the manager believes are currently undervalued by the market.

The portfolio       To determine whether to buy or sell investments, the
may invest up to    portfolio manager will consider, among other factors, a
20% of its          company's financial strength, competitive position in its
assets in           industry, projected future earnings, cash flows and
foreign             dividends.
securities that
are principally     The portfolio will normally invest at least 65% of its
traded outside      assets in common stocks and other equity investments. The
the U.S.,           manager may invest in foreign securities (including
including those     emerging market securities), preferred stocks, convertible
of emerging         securities, and fixed income securities, including high
market              yield ("junk") bonds.
countries.
American            The manager may use derivatives (such as options, futures,
Depositary          swaps and warrants) to try to increase returns, for
Receipts (ADRs)     hedging purposes, as a substitute for securities, or to
are excluded for    otherwise help achieve the portfolio's investment goal.
purposes of this    The manager may use foreign currency contracts or
limitation.         derivatives to hedge against changes in currency exchange
                    rates.
The portfolio
may invest up to
20% of its net
assets in lower-
rated high-yield
("junk") bonds.

                    [SYMBOL] --------------------------------------------------

Risks you should    The Equity Income Portfolio principally invests in equity
be aware of         securities, which may go up or down in value, sometimes
                    rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility.
                    The portfolio may also be affected by the following risks, among others:

                    . price volatility - the value of the portfolio changes as the prices of its investments go up or down. This portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                    . foreign investing - foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                    . emerging countries - investment in emerging market countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                       Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                    . derivatives and forward contracts - derivatives derive their value from the value of an underlying security, a group of securities, or an index. Derivatives and forward contracts could increase a portfolio's volatility or reduce returns.

                                                        EQUITY INCOME PORTFOLIO

                    [SYMBOL] ---------------------------------------------------

Risks you should    .  changes in interest rates - the value of the
be aware of            portfolio's investments may fall when interest rates
(continued)            rise. This portfolio may be sensitive to changes in
                       interest rates because it may invest in fixed income securities.

                    . credit - the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. This portfolio may be subject to more credit risk than certain other portfolios, because it may invest in high-yield or "junk" bonds. High yield bonds are given a low credit rating by Moody's (Ba and lower), or have not been rated, but are of comparable quality. High yield bonds are considered to be mostly speculative in nature.

                    . short-term trading - the portfolio may engage in short-term trading, which could result in higher trading costs and reduce performance.

                    [SYMBOL] ---------------------------------------------------

Who manages the     Bartlett R. Geer is a senior vice president of Putnam. He
portfolio           joined Putnam in 2000 and was previously associated with
                    State Street Research & Management.
[LOGO OF PUTNAM
INVESTMENTS         Jeanne L. Mockard is a senior vice president of Putnam.
APPEARS HERE]       She has been associated with Putnam since 1990.

The Equity Income   James M. Prusko is a senior vice president of Putnam. He
Portfolio is        has been associated with Putnam since 1992.
managed by Putnam
Investment
Management, LLC
(Putnam). You'll
find more about
Putnam on
page 12.

--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio      This chart does not show you the performance of the Equity
has no              Income Portfolio -- it shows the performance of a similar
historical          account managed by Putnam.
performance to
report because      ------------------------------------------------------------
it started on       Total returns for the periods ending December 31, 2000
January 2, 2002.
                                          Putnam-managed
This chart to the                         Mutual Fund,        Russell 1000
right shows the     Period                Class A (%)/1/      Value Index (%)/2/
historical          ------------------------------------------------------------
performance of      1/1/01-9/30/01
Class A shares of    (not annualized)     (6.99)              (12.07)
a Putnam-managed    2000                  13.15                 7.01
mutual fund that    1999                   1.07                 7.35
has investment      1998                  12.70                15.63
objectives,         1997                  26.46                35.18
policies and        1996                  21.32                21.64
strategies that     1995                  34.64                38.36
are substantially   1994                   1.27                (1.98)
similar to those    1993                  16.54                18.07
of the Equity       1992                   4.82                13.58
Income Portfolio.   1991                  24.65                24.55
                    ------------------------------------------------------------
The performance     1 year                13.15                 7.01
shows the           5 years               14.60                16.91
historical track    10 years              15.17                17.34
record of the       ------------------------------------------------------------
portfolio manager
and is not          /1/ This column shows performance (calculated in accordance
intended to imply       with SEC standards) of a comparable Putnam-managed fund
how the Equity          after Class A advisory fees and operating expenses have
Income Portfolio        been deducted, including custody fees and other expenses
has performed or        normally paid by mutual funds and which the Equity
will perform.           Income Portfolio will pay. The Equity Income Portfolio's
Total returns           fees and expenses are generally expected to be higher
represent past          than those reflected in the Putnam Composite which would
performance of          reduce performance. Composite results are asset weighted
Class A shares of       and calculated on a monthly basis. Quarterly and annual
the comparable          composite performance figures are computed by linking
mutual fund and         monthly returns. Performance figures for each account
not the Equity          are calculated monthly. Monthly market values include
Income Portfolio.       income accruals.

Returns do not      /2/ This column shows the performance of the Russell 1000
reflect fees and        Value Index, an index of companies with a less-than-
expenses                average growth orientation. Companies in this Index have
associated with         lower price-to-book and price-earnings ratios, higher
any variable            dividend yields and lower forecasted growth rates than
annuity contract        companies in the Russell 1000 Growth Index. Results
or variable life        include reinvested dividends.
insurance policy,
and would be
lower if they
did.

ABOUT THE PORTFOLIOS   RESEARCH PORTFOLIO

                    This portfolio is not available for:
                    . Pacific Corinthian variable annuity contracts
                    . Pacific Select variable life insurance policies.

                    [SYMBOL] ---------------------------------------------------

The portfolio's     This portfolio seeks long-term growth of capital.
investment goal
                    [SYMBOL] ---------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in common stocks of large U.S. companies which the
invests in          portfolio manager believes have the greatest potential for capital appreciation. These are companies whose stock prices reflect a value lower than that which the manager places on the company or whose earnings the manager believes are likely to grow over time.

                    The portfolio's name reflects the team approach used to manage its assets. Portfolio assets are allocated to analysts covering various industry sectors, and each analyst makes independent investment recommendations within the portfolio's guidelines and objectives. Sector weightings are the result of the research and analysis process, and as a result certain sectors may be under- or over-weighted relative to the benchmark index.

                    To determine whether to buy or sell investments, the manager will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.

The portfolio       The manager may invest in foreign securities (including
may invest up to    emerging market securities), preferred stocks, convertible
20% of its          securities, and fixed income securities.
assets in
foreign             The manager may use derivatives (such as options, futures,
securities that     swaps and warrants) to try to increase returns, for
are principally     hedging purposes, as a substitute for securities, or to
traded outside      otherwise help achieve the portfolio's investment goal.
the U.S.,           The manager may use foreign currency contracts or
including those     derivatives to hedge against changes in currency exchange
of emerging         rates.
countries.
American
Depositary
Receipts (ADRs)
are excluded for
purposes of this
limitation.
                    [SYMBOL] ---------------------------------------------------

Risks you should    The Research Portfolio principally invests in equity
be aware of         securities, which may go up or down in value, sometimes
                    rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility.
                    The portfolio may also be affected by the following risks, among others:

                    . price volatility - the value of the portfolio changes as the prices of its investments go up or down. This portfolio may purchase stocks that trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. This portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.

                    . foreign investing - foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                    . emerging countries - investment in emerging market countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.

                       Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                                                             RESEARCH PORTFOLIO

                    [SYMBOL] --------------------------------------------------

Risks you should    .  derivatives and forward contracts - derivatives derive
be aware of            their value from the value of an underlying security, a
(continued)            group of securities, or an index. Derivatives and
                       forward contracts could increase a portfolio's volatility or reduce returns.

                    . changes in interest rates - the value of the portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities.

                    . credit - the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt.

                    . short-term trading - the portfolio may engage in short-term trading, which could result in higher trading costs and reduce performance.

                    [SYMBOL] --------------------------------------------------

Who manages the     Putnam Global Equity Research Team has primary
portfolio           responsibility for the day-to-day management of the
                    portfolio.
[LOGO OF PUTNAM
INVESTMENTS
APPEARS HERE]

The Research
Portfolio is
managed by
Putnam
Investment
Management, LLC
(Putnam). You'll
find more about
Putnam on
page 12.

------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
------------------------------------------------------------------------------

This portfolio      This chart does not show you the performance of the
has no              Research Portfolio -- it shows the performance of similar
historical          accounts managed by Putnam.
performance to
report because      -----------------------------------------------------------
it started on       Total returns for the periods ending December 31, 2000
January 2, 2002.
                                              Putnam Research      S&P 500
This chart to the   Period                    Composite (%)/1/     Index (%)/2/
right shows the     -----------------------------------------------------------
historical          1/1/01-9/30/01            (28.95)              (20.39)
performance of       (not annualized)
the Putnam          2000                       (2.88)               (9.11)
Research            1999                       26.57                21.04
Composite. Each     1998                       28.39                28.58
of the two mutual   1997                       31.83                33.36
fund accounts in    1996                       22.26                22.96
the composite as    1995/3/                     6.53                 6.40
of 12/31/00 (and    -----------------------------------------------------------
as of 9/30/01)      1 year                     (2.88)               (9.11)
has investment      3 years                    16.43                12.20
objectives,         5 years                    20.52                18.35
policies and        Since Inception/3/         21.27                19.10
strategies that     -----------------------------------------------------------
are substantially
similar to those    /1/ This column shows performance after advisory fees and
of the Research         operating expenses charged to the accounts in the
Portfolio.              composite have been deducted, including custody fees and
                        other expenses normally paid by mutual funds and which
The performance         the Research Portfolio will pay. Composite results are
shows the               asset weighted and calculated on a monthly basis.
historical track        Quarterly and annual composite performance figures are
record of the           computed by linking monthly returns. Performance figures
portfolio manager       for each account are calculated monthly. Monthly market
and is not              values include income accruals.
intended to imply
how the Research    /2/ This column shows the performance of the S&P 500 Index,
Portfolio has           an index of the stocks of approximately 500 large-
performed or will       capitalization U.S. companies. Results include
perform. Total          reinvested dividends.
returns represent
past performance    /3/ The inception date of the composite was October 31,
of the composite        1995. Total returns and expenses are not annualized for
and not the             the first year of operations.
Research
Portfolio.

Returns do not
reflect fees and
expenses
associated with
any variable
annuity contract
or variable life
insurance policy,
and would be
lower if they
did.

ABOUT THE PORTFOLIOS  AGGRESSIVE EQUITY PORTFOLIO


                    This portfolio is not available for:

                    . Pacific Corinthian variable annuity contracts.

                    [SYMBOL] ---------------------------------------------------

The portfolio's     This portfolio seeks capital appreciation. No
investment goal     consideration is given to income.

                    [SYMBOL] ---------------------------------------------------

What the portfolio  This portfolio's principal investment strategy is to
invests in          invest in small and medium-sized companies, but it may
                    also invest in larger, more well-established companies. It
A company's         tends to emphasize companies that have a total market
"capitalization"    capitalization of up to $10 billion at time of purchase.
is a measure of     The portfolio focuses primarily on U.S. companies, but may
its size.           invest in companies located outside of the U.S.
Capitalization
is calculated by    Investments principally include common stocks, as well as
multiplying the     preferred stocks, fixed income securities - some of which
current share       can be converted to equity securities, and warrants.
price by the
number of shares    The portfolio management team considers, among other
held by             factors, a company's valuation, financial strength,
investors.          competitive position in its industry, projected future
                    earnings, cash flows and dividends when making investment
Price to            decisions.
earnings ratio
(P/E) is one way    The team may use derivatives (such as options, futures,
of measuring the    swaps and warrants) to try to increase returns, for
value of a          hedging purposes, as a substitute for securities, or to
company. It's       otherwise help achieve the portfolio's investment goal.
simply the price    The team may use foreign currency contracts or derivatives
of a stock          to hedge against changes in currency exchange rates.
divided by its
estimated or
actual earnings
per share. A
high P/E ratio
could indicate a
high level of
investor
confidence in
the company.


                    [SYMBOL] ---------------------------------------------------

Risks you should    The Aggressive Equity Portfolio principally invests in
be aware of         equity securities, which may go up or down in value,
                    sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

Companies that      . price volatility - the value of the portfolio changes as
are in their          the prices of its investments go up or down. This
developmental         portfolio invests in companies that the team thinks have
stages may have       the potential for above average growth, which may give
a greater degree      the portfolio a higher risk of price volatility than a
of price              portfolio that invests principally in equities that are
volatility than       "undervalued."
more established
companies             Small and medium-sized companies may be more susceptible
because there's       to greater price swings than large companies because they
less evidence         may have fewer financial resources, limited product and
that their            market diversification and many are dependent on a few
research and          key managers. Small companies and companies in cyclical
development           industries may be particularly susceptible to rapid price
efforts will          swings during periods of economic uncertainty.
result in future
growth.

The portfolio       . foreign investing - foreign investments may be riskier
may invest up to      than U.S. investments for many reasons, including
20% of its            changes in currency exchange rates, unstable political
assets in             and economic conditions, a lack of adequate and timely
foreign               company information, differences in the way securities
investments that      markets operate, relatively lower market liquidity, less
are principally       stringent financial reporting and accounting standards
traded outside        and controls, less secure foreign banks or securities
the U.S.              depositories than those in the U.S., and foreign
American              controls on investment.
Depositary
Receipts (ADRs)     . derivatives and forward contracts - derivatives derive
are excluded for      their value from the value of an underlying security, a
purposes of this      group of securities, or an index. Derivatives and
limitation.           forward contracts could increase a portfolio's
                      volatility or reduce returns.

                    . changes in interest rates - the value of the
                      portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities.

                                                    AGGRESSIVE EQUITY PORTFOLIO

                      [SYMBOL] -------------------------------------------------

Risks you should be   .  credit - the portfolio could lose money if the issuer
aware of (continued)     of a fixed income security is unable to meet its
                         financial obligations or goes bankrupt.

                      . short-term trading - the portfolio may engage in short-term trading, which could result in higher trading costs and reduce performance.

                      [SYMBOL] -------------------------------------------------

How the portfolio     Year by year total return (%)
has performed         as of December 31 each year/1/,/2/

The bar chart
shows how the
portfolio's
performance has
varied since its      [GRAPH OF AGGRESSIVE EQUITY PORTFOLIO APPEARS HERE]
inception.
                       96    97     98     99      00
                      ----  ----  -----  -----  -------
The table below       7.86  3.78  13.22  27.35  (21.06)
the bar chart
compares the          Best and worst quarterly performance during this period:
portfolio's           4th quarter 1999: 24.91%; 4th quarter 2000: (16.56)%
performance with
the Russell 2500      Average annual total return                Since inception
Index, an index       as of December 31, 2000   1 year   3 years (April 1, 1996)
of the stocks of      ----------------------------------------------------------
approximately         Aggressive Equity
2,500 mid-             Portfolio/2/             (21.06)%  4.41%   5.23%
capitalization        Russell 2500 Index           4.27%  9.12%  13.40%
U.S. companies        Russell 2500 Growth Index (16.10)% 10.38%  11.26%
and the Russell
2500 Growth           /1/ Total return for 1996 is for the period from April 1,
Index, an index           1996 (commencement of operations) to December 31,
of the stocks of          1996.
approximately         /2/ Putnam Investment Management, LLC began managing the
1,600 small to            portfolio on December 1, 2001 and investment
mid-                      strategies changed at that time. Other firms managed
capitalization            the portfolio before that date.
U.S. companies
displaying
faster than
average growth.

Returns do not
reflect fees and
expenses
associated with
any variable
annuity contract
or variable life
insurance
policy, and
would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is
important- but
it's no
guarantee of how
it will perform
in the future.

For information
on how Putnam
has managed
substantially
similar
accounts, see
page 14.

                    [SYMBOL] ---------------------------------------------------

Who manages the     Joseph P. Joseph is a managing director of Putnam. He has
portfolio           been associated with Putnam since 1994.

[LOGO OF PUTNAM     Sandeep Mehta is a senior vice president of Putnam. He has
INVESTMENTS         been associated with Putnam since 1996.
APPEARS HERE]
                    Gerald I. Moore is a senior vice president of Putnam. He
The Aggressive      joined Putnam in 1997 and was previously associated with
Equity Portfolio    Boston Company Asset Management.
is managed by a
team of
portfolio
managers at
Putnam
Investment
Management, LLC
(Putnam). You'll
find more about
Putnam on
page 12.

MANAGING THE PACIFIC SELECT FUND


                    -----------------------------------------------------------
Managing the        Managing the Pacific Select Fund is amended by adding the
Pacific Select      following information:
Fund
                    -----------------------------------------------------------
                    Putnam Investment Management, LLC (Putnam) is one of the
                    oldest and largest money management firms in the U.S.
[LOGO OF PUTNAM     Putnam is an indirect subsidiary of Marsh & McLennan
INVESTMENTS         Companies, Inc. a publicly-owned holding company whose
APPEARS HERE]       principal businesses are international insurance and
                    reinsurance brokerage, employee benefit consulting and
Putnam Investment   investment management. As of September 30, 2001, Putnam
Management, LLC     and its affiliates managed $286 billion in assets.
One Post Office
Square              Putnam manages the Equity Income, Research and Aggressive
Boston, MA 02109    Equity Portfolios.

                    -----------------------------------------------------------
Information         Effective December 1, 2001, Putnam became the portfolio
concerning          manager of the Aggressive Equity Portfolio.
portfolio
manager change      At a meeting held on October 8, 2001, Pacific Select
                    Fund's board of trustees, including a majority of independent trustees, approved Putnam Investment
                    Management, LLC to serve as the new portfolio manager of the Aggressive Equity Portfolio effective December 1, 2001 and approved a new portfolio management agreement with Putnam. In reaching this determination, the board considered, among other things, (1) the experience of the personnel in Putnam in managing other accounts with similar investment objectives and policies as those of the Aggressive Equity Portfolio, (2) the recommendations of the adviser, (3) that the best interests of the portfolios' shareholders would be served and (4) that the adviser's efforts to provide high quality investment management services would be enhanced if Putnam were engaged.

                    The board also considered the fact that the portfolio management fee schedule to be paid to Putnam under the new portfolio management agreement did not increase from the fee schedules paid to the current manager. In this regard, the board considered, among other factors, the adviser's expenses associated with the operation of the fund and the portfolio, and the services provided by the adviser in connection with the variable contracts. There are no material differences in the terms under the old and new portfolio management agreements. There is no change to the advisory fee paid by the portfolio to the adviser (Pacific
                    Life).

                    -----------------------------------------------------------
Information         Janus' Chief Executive Officer (CEO) sold his remaining
concerning Janus    600,000 shares in Janus to Janus' parent company, Stilwell
                    Financial, Inc. (the Transaction) in November, 2001. Under the terms of the Transaction, Janus' current CEO will not have the right to select a majority of the Janus Board of Directors (Management Rights) after a certain date, currently estimated to be on or about March 28, 2002. For that reason, the Transaction could be considered a change of control of Janus.

                    Under the 1940 Act, a change of control triggers an "assignment" of the current advisory agreement. Generally, an assignment requires a shareholder vote of a new advisory agreement. However, under an exemptive order from the SEC, Pacific Life and Pacific Select Fund can hire, terminate and replace the portfolio managers (except, as a general matter, portfolio managers affiliated with Pacific
                    Life) without shareholder approval.

                    Accordingly, at a meeting held on October 8, 2001, Pacific Select Fund's board of trustees, including a majority of independent trustees, approved a new portfolio management agreement for Janus effective when the Management Rights terminate. In approving the new portfolio management agreement, the board considered among other things: (1) the new portfolio management agreement is the same in all material respects as the current agreement, (2) there were no changes in the advisory or portfolio management fee schedules, (3) no change is expected in Janus' operations or its day-to-day management as a result of the Transaction, and (4) the recommendation of the adviser (Pacific Life).

MANAGING THE PACIFIC SELECT FUND


                    -----------------------------------------------------------
Fees and            The table below shows the advisory fee and fund expenses
expenses paid by    as an annual percentage of each portfolio's average daily
the fund            net assets, based on the year 2000 unless otherwise noted.
                    To help limit fund expenses, effective July 1, 2000
The fund pays       Pacific Life contractually agreed to waive all or part of
Pacific Life an     its investment advisory fees or otherwise reimburse each
advisory fee for    portfolio for operating expenses (including organizational
the services it     expenses, but not including advisory fees, additional
provides as         costs associated with foreign investing and extraordinary
investment          expenses) that exceed an annual rate of 0.10% of its
adviser. It also    average daily net assets. Such waiver or reimbursement is
pays for all of     subject to repayment to Pacific Life to the extent such
the costs of its    expenses fall below the 0.10% expense cap. Any amounts
operations, as      repaid to Pacific Life will have the effect of increasing
well as for         such expenses of the portfolio, but not above the 0.10%
other services      expense cap. For each portfolio, Pacific Life's right to
Pacific Life        repayment of amounts waived and/or reimbursed is limited
provides through    to amounts that do not cause such expenses to exceed the
a support           new 0.10% expense cap. There is no guarantee that Pacific
services            Life will continue to cap expenses after December 31,
agreement.          2002. In 2000, Pacific Life reimbursed approximately
                    $13,202 to the I-Net Tollkeeper Portfolio, $36,311 to the
Pacific Life        Strategic Value Portfolio, $34,134 to the Focused 30
uses part of the    Portfolio and $27,505 to the Small-Cap Index Portfolio.
advisory fee to
pay for the
services of the
portfolio
managers.

                 -------------------------------------------------------------------------------------
                                                                               Less
                                           Advisory Other    12b-1    Total    adviser's     Total net
                 Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                 -------------------------------------------------------------------------------------
                                                   As an annual % of average daily net assets
                 Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                 Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                 Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                 Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                 Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                 I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                 Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                 Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                 Technology/1/             1.10     0.08     --       1.18      --           1.18
                 Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                 Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                 Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                  (formerly Equity
                  Income)
                 Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                 Growth LT                 0.75     0.04     --       0.79      --           0.79
                 Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                 Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                 International Value       0.85     0.11     --       0.96      --           0.96
                 Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                 Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                 Equity Index              0.25     0.04     --       0.29      --           0.29
                 Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                 REIT                      1.10     0.04     --       1.14      --           1.14
                 Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                 Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                 Money Market              0.34     0.04     --       0.38      --           0.38
                 High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                 Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                 Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                 Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                 -------------------------------------------------------------------------------------

                    /1/ Expenses are estimated. There were no actual advisory
                        fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                    /2/ Total adjusted net expenses for these portfolios,
                        after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.50% for I-Net Tollkeeper Portfolio (adjusted for the reduced advisory fee rate/3/), 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, and 0.84% for Aggressive Equity Portfolio.
                    /3/ Effective January 1, 2002, advisory fee is reduced
                        from the annual rate of 1.50% of average daily net assets to 1.40%.
                    + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

PERFORMANCE OF COMPARABLE ACCOUNTS

--------------------------------------------------------------------------------
PUTNAM INVESTMENT MANAGEMENT, LLC
--------------------------------------------------------------------------------

This chart to the   This chart does not show you the performance of the
right shows the     Aggressive Equity Portfolio -- it shows the performance
historical          of a similar account managed by Putnam.
performance of
Class A shares of   ------------------------------------------------------------
a Putnam-managed    Total returns for the periods ending December 31, 2000
mutual fund that
has investment                                       Putnam-managed
objectives,                                          Mutual Fund,   Russell 2500
policies and        Period                           Class A (%)/1/ Index (%)/2/
strategies that     ------------------------------------------------------------
are substantially   1/1/01-9/30/01 (not annualized)  (21.97)        (15.68)
similar to those    2000                              21.93           4.27
of the Aggressive   1999                              27.04          24.14
Equity Portfolio.   1998/3/                           (4.38)         (4.88)
                    ------------------------------------------------------------
The performance     1 year                            21.93           4.27
shows the           Since Inception/3/                16.39           8.37
historical track    ------------------------------------------------------------
record of the
portfolio manager   /1/ This column shows performance (calculated in accordance
and is not              with SEC standards) of a comparable Putnam-managed fund
intended to imply       after Class A advisory fees and operating expenses have
how the                 been deducted, including custody fees and other expenses
Aggressive Equity       normally paid by mutual funds and which the Aggressive
Portfolio has           Equity Portfolio will pay. The Aggressive Equity
performed or will       Portfolio's fees and expenses are generally expected to
perform. Total          be higher than those reflected in the Putnam Composite
returns represent       which would reduce performance. Composite results are
past performance        asset weighted and calculated on a monthly basis.
of Class A shares       Quarterly and annual composite performance figures are
of the comparable       computed by linking monthly returns. Performance figures
mutual fund and         for each account are calculated monthly. Monthly market
not the                 values include income accruals.
Aggressive Equity
Portfolio.          /2/ This column shows the performance of the Russell 2500
                        Index, an index of 2,500 of the smallest companies in
Returns do not          the Russell 3000 Index. Results include reinvested
reflect fees and        dividends.
expenses
associated with     /3/ The inception date of the composite was June 1, 1998.
any variable            Total returns and expenses are not annualized for the
annuity contract        first year of operations.
or variable life
insurance policy,
and would be
lower if they
did.

                    Supplement dated January 1, 2002 to the
 Statement of Additional Information for the Pacific Select Fund dated May 1,
                         2001 as amended July 25, 2001

   This supplement revises the Fund's Statement of Additional Information to reflect the following:

   The "Equity Income Portfolio" has been renamed the "Large-Cap Core Portfolio". Accordingly, all references in the current Statement of Additional Information to the "Equity Income Portfolio" managed by J.P. Morgan Investment Management Inc. are now references to the "Large-Cap Core Portfolio". All references in this supplement to the "Equity Income Portfolio" are references to the new Portfolio managed by Putnam Investment Management, LLC.

   The first sentence of the cover page is revised to appear as follows:

   The Pacific Select Fund is an open-end management investment company currently offering thirty-three investment portfolios.

   In the second sentence of the cover page, the Equity Income Portfolio and Research Portfolio are added to the list of diversified portfolios.

Under ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS, the following changes are made:

   The following subsections are amended to appear as follows:

Aggressive Equity Portfolio

   In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest a portion of its assets in: high-quality money market instruments; mortgage-related and asset-backed securities; convertible securities; repurchase agreements and reverse repurchase agreements; small capitalization stocks; ADRs; U.S. government securities, its agencies or instrumentalities; U.S. dollar-denominated obligations of foreign governments, foreign government agencies and international agencies; variable and floating rate securities; firm commitment agreements; warrants and rights; when-issued securities; and securities of foreign issuers traded in the U.S. securities markets and outside the U.S. (including commercial paper), provided that the Portfolio may not acquire a security of a foreign issuer principally traded outside the U.S. if, at the time of such investment, more than 20% of the Portfolio's assets would be invested in such foreign securities. ADRs are excluded for purposes of this limitation.

   The Portfolio may invest in U.S. dollar-denominated corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) and debt securities of foreign issuers denominated in foreign currencies rated Baa by Moody's or BBB by S&P, or, it not rated by Moody's or S&P, of equivalent quality as determined by the Portfolio Manager. For more information on the risks of such securities see "Description of Bond Ratings" in the Appendix.

   Bank obligations of foreign banks (including U.S. branches of foreign banks) in which the Portfolio may invest must, at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets be among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the U.S.; and (iv) in the opinion of the Portfolio Manager, be of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.

   In pursuing its investment objectives, the Portfolio may purchase put and call options on securities and securities indexes and may write covered call and secured put options. The Portfolio may also purchase and sell stock index futures contracts and options thereon. The Portfolio may buy or sell foreign currencies on a spot (cash) basis and enter into forward foreign currency contracts or purchase and write options on foreign currencies or foreign currency futures contracts and purchase and write options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Portfolio may also engage in short sales against the box, as long as no more than 15% of the Portfolio's net assets would be subject to such short sales at any time.

Equity Portfolio

   In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: U.S. government securities; small capitalization stocks; corporate bonds; convertible securities, money market instruments; precious metals-related securities; mortgage-related and asset-backed securities; and securities of foreign issuers traded in the U.S. securities markets and outside the U.S. (including commercial paper), provided that the Portfolio may not acquire a security of a foreign issuer principally traded outside the U.S. if, at the time of such investment, more than 20% of the Portfolio's assets would be invested in such foreign securities. ADRs are excluded for purposes of this limitation. The Portfolio may invest in warrants; however, not more than 5% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities; and rights; bank obligations; variable and floating rate securities; firm commitment agreements; and when-issued securities. In addition, the Portfolio may invest in commercial paper (1) rated at the time of purchase Prime-1 by Moody's or A-1 by S&P or (2) if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P. The Portfolio may also engage in short sales against the box, as long as no more than 15% of the Portfolio's net assets would be subject to such short sales at any time.

   The Portfolio may also purchase and write put and call options on securities and stock indices and enter into stock index futures contracts and options thereon and swap transactions. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also purchase Standard & Poor's Depositary Receipts ("SPDRs"). See "Investment in other Investment Company Securities" for more information.

   The Portfolio may not engage in Loan Participations.

Mid-Cap Value Portfolio

   The third paragraph is amended to eliminate the limitation on investing in REITs by deleting:

  "although it currently intends to limit its investments in REITs to no more than 5% of its assets" from the last sentence.

   The following subsections are added:

Large-Cap Value Portfolio

   The second paragraph is amended to allow the Portfolio to sell (write) put and call options:

  (a) by inserting "and write" after "purchase" in the first sentence; and

  (b) by inserting "purchase and write" before "options thereon;" in the first sentence; and

  (c) by inserting "purchase and write" before "options on currencies;" in the first sentence.

Equity Income Portfolio (managed by Putnam)

   In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in commercial paper; bank obligations; repurchase agreements; or other short-term debt obligations; fixed income securities, such as inverse floating obligations, premium securities, interest-only or principal-only classes of mortgage-backed securities; zero coupon and payment-in-kind bonds; loan participations; floating rate and variable rate demand notes; mortgage-backed and asset-backed securities, such as collateralized mortgage obligations ("CMOs"); hybrid instruments; swap agreements; structured investments; securities of other investment companies; municipal securities; stand-by commitments; municipal leases; warrants and rights; convertible securities; and private placement and restricted securities. The Portfolio is also permitted to invest up to 20% of its assets in foreign securities that are principally traded outside the U.S., including emerging markets investments. ADRs are excluded for purposes of this limitation. The Portfolio may also invest up to 20% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Portfolio Manager. The Portfolio may engage in short sales and short sales against the box.

   In addition to the derivatives activities described in the Prospectus, the Portfolio may purchase securities on margin and may purchase and sell futures contracts on securities, interest rates, indices, and foreign currencies, and options thereon. The Portfolio may engage without limit in foreign currency exchange transactions, such as foreign currency options, foreign currency forward contracts, and foreign currency futures contracts. The Portfolio may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign exchanges and over-the-counter. The Portfolio may purchase and write options on the same types of securities that the Portfolio may purchase directly.

Research Portfolio

   In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in commercial paper; bank obligations; repurchase agreements; or other short-term debt obligations; fixed income securities, such as inverse floating obligations, premium securities, interest-only or principal-only classes of mortgage-backed securities; zero coupon and payment-in-kind bonds; loan participations; floating rate and variable rate demand notes; mortgage-backed and asset-backed securities, such as collateralized mortgage obligations ("CMOs"); hybrid instruments; swap agreements; structured investments; securities of other investment companies; municipal securities; stand-by commitments: municipal leases; warrants and rights; convertible securities; and private placement and restricted securities. The Portfolio is also permitted to invest up to 20% of its assets in foreign securities that are principally traded outside the U.S., including emerging markets investments. ADRs are excluded for purposes of this limitation. The Portfolio may engage in short sales and short sales against the box.

   In addition to the derivatives activities described in the Prospectus, the Portfolio may purchase securities on margin and may purchase and sell futures contracts on securities, interest rates, indices, and foreign currencies, and options thereon. The Portfolio may engage without limit in foreign currency exchange transactions, such as foreign currency options, foreign currency forward contracts, and foreign currency futures contracts. The Portfolio may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign exchanges and over-the-counter. The Portfolio may purchase and write options on the same types of securities that the Portfolio may purchase directly.

Under SECURITIES AND INVESTMENT TECHNIQUES, the following changes are made:

   Under the subsection Municipal Securities, the following paragraph is added as a new last paragraph:

   When a Portfolio purchases municipal securities, the Portfolio may acquire stand-by agreements from banks and broker-dealers with respect to those municipal securities. A stand-by commitment may be considered a security independent of the municipal security to which it relates. The amount payable by a bank or broker-dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying municipal security. As with many principal over-the-counter transactions, there is counter-party risk of default which could result in a loss to the Portfolio.

   Under the subsection Warrants and Rights, the following paragraph is added as a new last paragraph:

   Warrants may be purchased with values that vary depending on the change in value of one or more specified indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise.

Under INVESTMENT RESTRICTIONS, the following changes are made:

   Under the subsection Fundamental Investment Restrictions:

   Restriction (iii) is amended to appear as follows:

   invest in a security if, as a result of investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer (for Equity Income and Research Portfolios, this restriction applies with respect to 75% of its total assets);

   The final paragraph in this subsection is amended by adding reference to the Equity Income Portfolio and Research Portfolio.

   Under the subsection Nonfundamental Investment Restrictions:

   Restriction (ii) is amended to appear as follows:

   sell property or securities short, except the Mid-Cap Value, International Value, Mid-Cap Growth, Global Growth, Equity Income, Research and Large-Cap Value Portfolios; or sell short against the box, except the Blue Chip, Aggressive Growth, Aggressive Equity, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Strategic Value, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Income, Research and Large-Cap Value Portfolios;

   Restriction (iii) is amended to appear as follows:

   purchase warrants if immediately after and as a result of such purchase more than 10% of the market value of the total assets of the Portfolio would be invested in such warrants, except for the Diversified Research, International Large-Cap, I-Net Tollkeeper, Equity Income, and Research Portfolios;

   Restriction (iv) is amended to appear as follows:

   except the I-Net Tollkeeper, Growth LT, Mid-Cap Value, International Value, Equity Income, or Research Portfolios, purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities) but it may make margin deposits in connection with transactions in options, futures, and options on futures;

Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

   The first sentence is replaced with the following:

   The Fund was organized as a Massachusetts business trust on May 4, 1987, and currently consists of thirty-three separate Portfolios.

   Under the subsection Trustees and Officers, the first and second sentences in the second paragraph are replaced with the following:

   Trustees other than those affiliated with Pacific Life Insurance Company ("Pacific Life" or the "Adviser") or a Portfolio Manager, currently receive an annual fee of $44,000 and $2,750 for each Board of Trustees meeting attended, and $2,200 for each Audit, Policy, or Nominating Committee meeting attended, plus reimbursement of related expenses. In addition, the Chairman of the Fund's Audit, Policy and Nominating Committees each receive an additional annual fee of $3,000, $3,000 and $2,000, respectively.

   The third paragraph is replaced with the following:

   None of the Trustees or Officers directly own shares of the Fund. As of December 31, 2001, the Trustees and Officers as a group owned Variable Contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of the Fund.

   Under the subsection Investment Adviser, the sixth paragraph is amended by adding the following before the last sentence:

   An Addendum to the Advisory Contract for the Equity Income and Research Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on October 8, 2001, and by the sole shareholder of those Portfolios on December 21, 2001.

   The seventh paragraph is amended by deleting the fourth sentence from the end of the paragraph and replacing it with the following:

   For the I-Net Tollkeeper Portfolio the Fund pays 1.40% of the average daily net assets of the Portfolio. For the Equity Income Portfolio, the Fund pays
 .95% of the average daily net assets of the Portfolio. For the Research Portfolio, the Fund pays 1.00% of the average daily net assets of the Portfolio.

   The last paragraph is amended to add reference to the Equity Income and Research Portfolios to the list of Portfolios contained in the fourth sentence.

   Under the subsection Portfolio Management Agreements:

   The third, fourth and fifth sentences of the first paragraph under the fee schedule for the Strategic Value, Growth LT and Focused 30 Portfolios are replaced with the following:

   As of September 30, 2001, Stilwell Financial, Inc. ("Stilwell") owned approximately 91.6% of the outstanding voting stock of Janus. Upon completion of a pending stock sale transaction, Stilwell will own approximately 97.8% of Janus' outstanding voting stock. This transaction is expected to close during the fourth quarter of 2001.

   The following disclosure replaces the disclosure with respect to the Aggressive Equity Portfolio and the Equity Portfolio:

   Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Putnam Investment Management, LLC ("Putnam"), One Post Office Square, Boston, MA 02109, which became effective December 1, 2001, Putnam became the Portfolio Manager and provides investment advisory services to the Aggressive Equity Portfolio and Equity Portfolio. For the services provided, Pacific Life pays a monthly fee to Putnam according to the following fee schedules:

                          Aggressive Equity Portfolio

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                       .60%         On first $100 million
                       .45%         On next $400 million
                       .40%         On excess

                               Equity Portfolio

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                       .35%         On first $100 million
                       .30%         On next $100 million
                       .25%         On next $800 million
                       .20%         On excess

   From May 1, 1998 through November 30, 2001, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Alliance Capital Management L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, NY 10105, Alliance Capital served as the Portfolio Manager and provided investment advisory service to the Aggressive Equity Portfolio.

   From May 1, 1998 through November 30, 2001, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Goldman Sachs Asset Management ("Goldman Sachs"), 32 Old Slip, New York, NY 10005, Goldman Sachs served as the Portfolio Manager and provided investment advisory services to the Equity Portfolio.

   Pursuant to a Portfolio Management Agreement and an addendum to the Agreement between the Fund, the Adviser and Putnam, which became effective January 1, 2002, Putnam is the Portfolio Manager and provides investment advisory services to the Equity Income and Research Portfolios. For the services provided, Pacific Life pays a monthly fee to Putnam according to the following fee schedules:

                            Equity Income Portfolio

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                       .65%         On first $150 million
                       .60%         On next $ 150 million
                       .55%         On excess

                              Research Portfolio

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                       .75%         On first $250 million
                       .65%         On excess

   Putnam is a subsidiary of Putnam Investments, LLC, a wholly-owned subsidiary of Putnam Investment Trust. Putnam Investment Trust is a holding company which in turn is, except for a minority stake owned by employees, owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management. Putnam is one of the oldest and largest money management firms in the U.S. As of September 30, 2001, Putnam and its affiliates managed $286 billion in assets.

   The fee schedule for the I-Net Tollkeeper Portfolio is replaced with the following schedule:

                          I-Net Tollkeeper Portfolio

                    Rate (%)        Break Point (assets)
                    --------       ---------------------
                      .85%         On first $500 million
                      .75%         On next $ 500 million
                      .70%         On excess

   The last paragraph is replaced with the following:

   The Portfolio Management Agreements are not exclusive, and each Portfolio Manager is currently providing investment advisory services to other clients, including other investment companies.

   Under the subsection Distribution of Fund Shares, the last paragraph is replaced with the following:

   As of October 31, 2001, Pacific Life beneficially owned 0% of the outstanding shares of the Portfolios. Pacific Asset Management LLC ("PAM"), a wholly-owned subsidiary of Pacific Life, beneficially owned 9.65% of the outstanding shares of the Global Growth Portfolio, 4.33% of the outstanding shares of the Telecommunications Portfolio, including monies paid in connection with the initial capital advances made to the Fund, and 0% of the outstanding shares of the other Portfolios of the Fund. Pacific Life and PAM would exercise voting rights attributable to any shares of the Fund owned by them in accordance with voting instructions received by Owners of the Policies issued by Pacific Life. To this extent, as of October 31, 2001, Pacific Life did not exercise control over any Portfolio.

Under PORTFOLIO TRANSACTIONS AND BROKERAGE, the following change is made:

   Under the subsection Portfolio Turnover the Research Portfolio is added after the Aggressive Equity Portfolio.

Under OTHER INFORMATION, the following change is made:

   Under the subsection Capitalization, the following is added before the last sentence of the last paragraph:

   Estimated expenses incurred in connection with the Fund's organization and establishment of the Equity Income and Research Portfolios were approximately $30,000 per Portfolio.